Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments	REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized (loss)/gain on the oil and gas derivative instruments is comprised of the following:

	Six months ended June 30,
	2025	2024
Realized gain on FLNG Hilli’s oil derivative instrument	21,249	36,656
Realized gain on FLNG Hilli’s gas derivative instrument	16,198	9,162
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives (1)	—	24,719
Realized gain on oil and gas derivative instruments	37,447	70,537

Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 14)	(39,450)	15,092
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 14)	(20,367)	(5,294)
Unrealized MTM adjustment on commodity swap derivatives (1)	—	(23,700)
Unrealized loss on oil and gas derivative instruments	(59,817)	(13,902)

Realized and unrealized (loss)/gain on oil and gas derivative instruments	(22,370)	56,635
(1) The commodity swaps entered into to hedge our exposure to the Dutch Title Transfer Facility (“TTF”) linked earnings on the FLNG Hilli matured as of December 31, 2024. During the six months ended June 30, 2025, we had not entered into any commodity swap derivatives.
The realized (loss)/gain on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to respective LTA amendments, whereas the unrealized gain/(loss) on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.